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                           THE HARTFORD MUTUAL FUNDS
                            CLASS A, B AND C SHARES

                    PROSPECTUS SUPPLEMENT DATED JULY 1, 2001
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     This supplement updates certain information contained in the following prospectuses:

       The Hartford Global/International Funds Prospectus, dated April 30, 2001
        The Hartford Domestic Equity Funds Prospectus, dated April 30, 2001
       The Hartford Focus Fund Prospectus, dated April 2, 2001

     Please read the information below carefully. You should attach this supplement to the appropriate prospectus.
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     The following information replaces the descriptions listed under "Portfolio
Managers of the Funds" in The Hartford Domestic Equity Funds' Prospectus for the applicable fund:

MIDCAP VALUE FUND

     The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by James N. Mordy. Mr. Mordy is Senior Vice President of Wellington Management and has led the team since April, 2001. He joined Wellington Management in 1985 and has been an investment professional since that time.

STOCK FUND

     The fund is managed by Rand L. Alexander with Maya K. Bittar as Associate Portfolio Manager.

     Mr. Alexander is Senior Vice President of Wellington Management and has served as portfolio manager of the fund since its inception in 1996. Mr. Alexander joined Wellington Management in 1990 and has been an investment professional since 1976.

     Ms. Bittar is Vice President of Wellington Management and has been Associate Portfolio Manager of the fund since July, 2001. She joined Wellington Management in 1998 and has been an investment professional since 1986. Previously she was employed by Firstar Investment Research and Management Company from 1993-1998, McMahan Securities Company, L.P. from 1992-1993 and by Firstar Corporation from 1986-1988.

DIVIDEND AND GROWTH FUND

     The fund is managed by Laurie A. Gabriel and Edward P. Bousa.

     Ms. Gabriel is Senior Vice President and Managing Partner of Wellington Management and has served as portfolio manager of the fund since its inception in 1996. Ms. Gabriel joined Wellington Management in 1976 and has been an investment professional since that time. Effective October 1, 2001, Ms. Gabriel will turn her full attention to her Managing Partner responsibilities at Wellington Management at which time the fund will be solely managed by Mr. Bousa.

     Mr. Bousa is Vice President of Wellington Management and has served as portfolio manager of the fund since July, 2001. Mr. Bousa joined Wellington Management in 2000 and has been an investment professional
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since 1980. Previously Mr. Bousa was employed by Putnam Investments from
1992-2000, Fidelity Management Trust Company from 1984-1992, and Louis Dreyfus Corporation from 1980-1982.
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     The following information replaces the descriptions listed under "Portfolio
Managers of the Funds" in The Hartford Global/International Funds' Prospectus for the applicable fund:

GLOBAL LEADERS FUND

     The fund is managed by Andrew S. Offit. Mr. Offit is Senior Vice President of Wellington Management and has served as portfolio manager or co-portfolio manager of the fund since its inception in 1998. Mr. Offit joined Wellington Management in 1997 and has been an investment professional since 1987.
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     The following information replaces the description listed under "Portfolio
Manager" in The Hartford Focus Fund Prospectus:

FOCUS FUND

     The fund is managed by Rand L. Alexander with Maya K. Bittar as Associate Portfolio Manager.

     Mr. Alexander is Senior Vice President of Wellington Management and has served as portfolio manager of the fund since its inception in April, 2001. Mr. Alexander joined Wellington Management in 1990 and has been an investment professional since 1976.

     Ms. Bittar is Vice President of Wellington Management and has been Associate Portfolio Manager of the fund since July, 2001. She joined Wellington Management in 1998 and has been an investment professional since 1986. Previously she was employed by Firstar Investment Research and Management Company from 1993-1998, McMahan Securities Company, L.P. from 1992-1993 and by Firstar Corporation from 1986-1988.

MFSUP-5-01